UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX


          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number    811-05040
                                    ------------

                       Total Return US Treasury Fund, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


40 West 57th Street, 18th Floor
New York, New York 10019
--------------------------------------------------------------------------------
                    (Address of principal executive offices)


R. Alan Medaugh, President
ISI, Inc.
40 West 57th Street, 18th Floor
New York, New York 10019
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (212) 446-5600
                                                     ---------------------------

Date of fiscal year end:     October 31, 2010
                          ------------------------------------

Date of reporting period:    July 1, 2009 - June 30, 2010
                          ------------------------------------

ITEM 1. PROXY VOTING RECORD.

TOTAL RETURN US TREASURY FUND, INC.
PROXY VOTING RECORD
07/01/2009 - 6/30/2010

      The Total Return US Treasury Fund, Inc. did not hold any securities for which it voted a proxy during the reporting period (July 1, 2009 through June 30, 2010).

                                   SIGNATURES
                                   ----------

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Total Return US Treasury Fund, Inc.
            --------------------------------------------------------------------

By (Signature and Title)*       /s/ R. Alan Medaugh
                         -------------------------------------------------------
                               R. Alan Medaugh, President

Date   August 12, 2010
     ---------------------------------------------------------------------------